Derivatives and hedge accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Details) - - Derivatives - Cash flow hedges - Net payer and receiver swap - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 10,635	€ 11,839
Hedging instrument, liabilities	12,814	14,051
– Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	472	324
Hedging instrument, liabilities	339	39
– Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets		57
Hedging instrument, liabilities	€ 10